Non-current financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2025
Non-current Financial Assets At Fair Value Through Other Comprehensive Income
Schedule of non-current financial assets at fair value
	As of	As of
	December 31, 2025	December 31, 2024
YMA DG	$-	$985,259
Forwell	-	804,545
Cycle Services Loire	-	-
	$-	$1,789,804